ACCOUNTS PAYABLE AND OTHER - Change in Other Provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in other provisions [abstract]
Beginning balance	$ 723	$ 1,092
Additional provisions recognized	567	195
Reduction arising from payments/derecognition	(217)	(210)
Accretion expenses		25
Change in discount rate		(43)
Change in other estimates	(1)	8
Dispositions		(346)
Foreign currency translation	(39)	2
Ending balance	1,033	723
Decommissioning liability
Reconciliation of changes in other provisions [abstract]
Beginning balance	0	221
Additional provisions recognized	0	0
Reduction arising from payments/derecognition	0	(3)
Accretion expenses		7
Change in discount rate		(43)
Change in other estimates	0	0
Dispositions		(181)
Foreign currency translation	0	(1)
Ending balance	0	0
Warranties and provisions for defects
Reconciliation of changes in other provisions [abstract]
Beginning balance	83	74
Additional provisions recognized	22	48
Reduction arising from payments/derecognition	(31)	(15)
Accretion expenses		0
Change in discount rate		0
Change in other estimates	0	(2)
Dispositions		(23)
Foreign currency translation	(4)	1
Ending balance	70	83
Other
Reconciliation of changes in other provisions [abstract]
Beginning balance	640	797
Additional provisions recognized	545	147
Reduction arising from payments/derecognition	(186)	(192)
Accretion expenses		18
Change in discount rate		0
Change in other estimates	(1)	10
Dispositions		(142)
Foreign currency translation	(35)	2
Ending balance	$ 963	$ 640